Intangible Assets (Details) - Schedule of movement in carrying amount - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cost
Beginning balance	$ 7,672	$ 7,672
Ending balance	139,756	7,672
Acquisitions through	132,084
Amortization and impairment losses
Amortization and impairment losses, Beginning balance	(3,232)	(2,461)
Amortization and impairment losses, Amortization for the year		(771)
Amortization and impairment losses, Ending balance	(139,756)	(3,232)
Amortization for the year	(4,265)
Impairment loss	(132,259)
Carrying amount
Intangible Assets, beginning		4,440
Intangible Assets, ending
Goodwill [Member]
Cost
Beginning balance
Ending balance	89,244
Acquisitions through	89,244
Amortization and impairment losses
Amortization and impairment losses, Beginning balance
Amortization and impairment losses, Amortization for the year
Amortization and impairment losses, Ending balance	(89,244)
Amortization for the year
Impairment loss	(89,244)
Carrying amount
Intangible Assets, beginning
Intangible Assets, ending
Technology [Member]
Cost
Beginning balance
Ending balance	39,987
Acquisitions through	39,987
Amortization and impairment losses
Amortization and impairment losses, Beginning balance
Amortization and impairment losses, Amortization for the year
Amortization and impairment losses, Ending balance	(39,987)
Amortization for the year	(3,189)
Impairment loss	(36,798)
Carrying amount
Intangible Assets, beginning
Intangible Assets, ending
Development Costs [Member]
Cost
Beginning balance	7,672	7,672
Ending balance	7,672	7,672
Acquisitions through
Amortization and impairment losses
Amortization and impairment losses, Beginning balance	(3,232)	(2,461)
Amortization and impairment losses, Amortization for the year		(771)
Amortization and impairment losses, Ending balance	(7,672)	(3,232)
Amortization for the year	(775)
Impairment loss	(3,665)
Carrying amount
Intangible Assets, beginning		4,440
Intangible Assets, ending
Other [Member]
Cost
Beginning balance
Ending balance	2,853
Acquisitions through	2,853
Amortization and impairment losses
Amortization and impairment losses, Beginning balance
Amortization and impairment losses, Amortization for the year
Amortization and impairment losses, Ending balance	(2,853)
Amortization for the year	(301)
Impairment loss	(2,552)
Carrying amount
Intangible Assets, beginning
Intangible Assets, ending